Debt Redemptions (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended		3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended	1 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Apr. 02, 2011 3.25% Senior Subordinated Convertible Notes Due 2024 [Member]	Dec. 31, 2010 Floating Rate Convertible Senior Debentures due 2033 [Member]	Dec. 31, 2010 6 1/8% Senior Subordinated Notes due 2015 [Member]	Dec. 31, 2009 2.5% Senior Convertible Notes due 2023 [Member]	Dec. 31, 2010 2.5% Senior Convertible Notes due 2023 [Member]	Dec. 31, 2009 6 3/4% Senior Subordinated Notes due 2014 [Member]
Extinguishment of Debt [Line Items]
Extinguishment of Debt, Amount			$ 329.0	$ 326.0		$ 282.0	$ 13.0
Extinguishment of Debt, Total Cash Outlay			452.0	573.0	515.0	587.0	28.0	317.0
Gains (Losses) On Extinguishment Of Debt	$ (17.0)	$ (15.0)			$ (15.0)	$ (10.0)		$ (5.0)